SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Accounting Policies [Abstract]
Interim Financial Statements

Interim Financial Statements

The accompanying condensed financial statements of the Company have been prepared without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and disclosures required by accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. These condensed financial statements reflect all adjustments that, in the opinion of management, are necessary to present fairly the results of operations of the Company for the period presented. The results of operations for the six months ended October 31, 2023, are not necessarily indicative of the results that may be expected for any future period or the fiscal year ending April 30, 2024 and should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended April 30, 2023, filed with the Securities and Exchange Commission on September 14, 2023.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Accordingly, actual results could differ from those estimates.

Financial Statement Reclassification

Financial Statement Reclassification

Certain prior year amounts within accounts payable, accrued expenses, and certain operating expenses have been reclassified for consistency with the current year presentation and had no effect on the Company’s balance sheet, net loss, shareholders’ deficit or cash flows.

Financial Statement Reclassification

Certain prior year amounts within accounts payable, accrued expenses, and certain operating expenses have been reclassified for consistency with the current year presentation and had no effect on the Company’s balance sheet, net loss, shareholders’ deficit or cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The majority of payments due from banks for credit card transactions process within 24 to 48 hours and are accordingly classified as cash and cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The majority of payments due from banks for credit card transactions process within 24 to 48 hours and are accordingly classified as cash and cash equivalents.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable are non-interest bearing trade receivables resulting from the sale of products and payable over terms ranging from 15 to 60 days. The Company provides an allowance for doubtful accounts at the point when collection is considered doubtful. Once all collection efforts have been exhausted, the Company charges-off the receivable with the allowance for doubtful accounts. The Company recorded $200,000 and $209,690 in allowance for doubtful accounts as of October 31, 2023 and April 30, 2023, respectively.

Accounts Receivable

The Company’s accounts receivable are non-interest bearing trade receivables resulting from the sale of products and payable over terms ranging from 15 to 60 days. The Company provides an allowance for doubtful accounts at the point when collection is considered doubtful. Once all collection efforts have been exhausted, the Company charges-off the receivable with the allowance for doubtful accounts. The Company recorded $209,690 and $175,000 in allowance for doubtful accounts for the years ended April 30, 2023 and 2022.

Inventory

Inventory

Inventory is valued at the lower of the cost (determined principally on a first-in, first-out basis) or net realizable value. The Company’s valuation of inventory includes inventory reserves for inventory that will be sold below cost and the impact of inventory shrink. Inventory reserves are based on historical information and assumptions about future demand and inventory shrink trends. The Company’s inventory as of October 31, 2023 and April 30, 2023 consisted of the following:

	October 31, 2023	April 30, 2023
Finished Goods	$400,147	$1,509,985
Component/Replacement Parts	1,593,591	1,712,553
Capitalized Duty/Freight	24,451	517,228
Inventory Reserve	(350,000)	(550,000)
Total	$1,668,189	$3,189,766

Inventory

Inventory is valued at the lower of the cost (determined principally on a first-in, first-out basis) or net realizable value. The Company’s valuation of inventory includes inventory reserves for inventory that will be sold below cost and the impact of inventory shrink. Inventory reserves are based on historical information and assumptions about future demand and inventory shrink trends. The Company’s inventory as of April 30, 2023 and April 30, 2022 consisted of the following:

	April 30, 2023	April 30, 2022
Finished Goods	$1,509,985	$4,073,791
Component/Replacement Parts	1,712,553	2,559,848
Capitalized Duty/Freight	517,228	1,328,198
Inventory Reserve	(550,000)	(100,000)
Total	$3,189,766	$7,861,837

Prepaid Inventory

Prepaid Inventory

Prepaid inventory represents inventory that is in-transit that has been paid for but not received from the Company’s third-party vendors. The Company typically prepays for the purchase of materials and receives the products within three months after making payments. The Company continuously monitors delivery from, and payments to, the vendors. If the Company has difficulty receiving products from a vendor, the Company would cease purchasing products from such vendors in future periods. The Company has not had difficulty receiving products during the reporting periods.

Prepaid Inventory

Prepaid inventory represents inventory that is in-transit that has been paid for but not received from the Company’s third-party vendors. The Company typically prepays for the purchase of materials and receives the products within three months after making payments. The Company continuously monitors delivery from, and payments to, the vendors. If the Company has difficulty receiving products from a vendor, the Company would cease purchasing products from such vendors in future periods. The Company has not had difficulty receiving products during the reporting periods.

Property and equipment

Property and equipment

Property and equipment acquired through business combinations are stated at the estimated fair value at the date of the acquisition. Purchases of property and equipment are stated at cost, net of accumulated depreciation and impairment losses. Expenditures that materially increase the useful life of the assets are capitalized. Ordinary repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets, which is an average of 5 years.

Property and equipment

Property and equipment acquired through business combinations are stated at the estimated fair value at the date of the acquisition. Purchases of property and equipment are stated at cost, net of accumulated depreciation and impairment losses. Expenditures that materially increase the useful life of the assets are capitalized. Ordinary repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets, which is an average of 5 years.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts, the balances of which at times may exceed insured limits. The Company continually monitors its banking relationships and consequently has not experienced any losses in such accounts. While we may be exposed to credit risk, we consider the risk remote and do not expect that any such risk would result in a significant effect on our results of operations or financial condition. See Note 4 for further details on the Company’s concentration of credit risk as well as other risks and uncertainties.

Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts, the balances of which at times may exceed insured limits. The Company continually monitors its banking relationships and consequently has not experienced any losses in such accounts. While we may be exposed to credit risk, we consider the risk remote and do not expect that any such risk would result in a significant effect on our results of operations or financial condition. See Note 4 for further details on the Company’s concentration of credit risk as well as other risks and uncertainties.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue for their continuing operations in accordance with Accounting Standards Codification (“ASC”) 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. The Company recognizes revenue for its performance obligation associated with its contracts with customers at a point in time once products are shipped. Amounts collected from customers in advance of shipping products ordered are reflected as contract liabilities on the accompanying consolidated balance sheets. The Company’s standard terms are non-cancelable and do not provide for the right-of-return, other than for defective merchandise covered under the Company’s standard warranty. The Company has not historically experienced any significant returns or warranty issues.

The Company recognizes revenue under ASC 606, “Revenue from Contracts with Customers”. The core principle of this revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

Step 2: Identify the performance obligations in the contract

The Company’s customers are buying an integrated system. In evaluating whether the equipment is a separate performance obligation, the Company’s management considered the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). Because the Products and Services included in the customer’s contract are integrated and highly interdependent, and because they must work together to deliver the Solution, the Company has concluded that Products installed on customer’s premise and Services contracted for by the customer are generally not distinct within the context of the contract and, therefore, constitute a single, combined performance obligation.

Step 3: Determine the transaction price

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer includes predetermined fixed amounts, variable amounts, or both. The Company’s contracts do not include any rights of returns or refunds.

The Company collects each year’s service fees in advance and should therefore consider the existence of a significant financing component. However, due to the fact that the payments are provided for the service of a one-year term, the Company elected to apply the practical expedient under ASC 606 which exempts the adjustment of the consideration for the existence of a significant financing component when the period between the transfer of the services and the payment for such services is one year or less.

Step 4: Allocate the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”). The Company has identified a single performance obligation in the contract, and therefore, the allocation provisions under ASC 606 do not apply to the Company’s contracts.

Step 5: Recognize revenue when the Company satisfies a performance obligation

Revenues for the Company’s single, combined performance obligation are recognized on a straight-line basis over the customer’s contract term, which is the period in which the parties to the contract have enforceable rights and obligations (Typically 3-4 years).

Revenue Recognition

The Company recognizes revenue for their continuing operations in accordance with Accounting Standards Codification (“ASC”) 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. The Company recognizes revenue for its performance obligation associated with its contracts with customers at a point in time once products are shipped. Amounts collected from customers in advance of shipping products ordered are reflected as contract liabilities on the accompanying consolidated balance sheets. The Company’s standard terms are non-cancelable and do not provide for the right-of-return, other than for defective merchandise covered under the Company’s standard warranty. The Company has not historically experienced any significant returns or warranty issues.

The Company recognizes revenue under ASC 606, “Revenue from Contracts with Customers”. The core principle of this revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

Step 2: Identify the performance obligations in the contract

The Company’s customers are buying an integrated system. In evaluating whether the equipment is a separate performance obligation, the Company’s management considered the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). Because the Products and Services included in the customer’s contract are integrated and highly interdependent, and because they must work together to deliver the Solution, the Company has concluded that Products installed on customer’s premise and Services contracted for by the customer are generally not distinct within the context of the contract and, therefore, constitute a single, combined performance obligation.

Step 3: Determine the transaction price

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer includes predetermined fixed amounts, variable amounts, or both. The Company’s contracts do not include any rights of returns or refunds.

The Company collects each year’s service fees in advance and should therefore consider the existence of a significant financing component. However, due to the fact that the payments are provided for the service of a one-year term, the Company elected to apply the practical expedient under ASC 606 which exempts the adjustment of the consideration for the existence of a significant financing component when the period between the transfer of the services and the payment for such services is one year or less.

Step 4: Allocate the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”). The Company has identified a single performance obligation in the contract, and therefore, the allocation provisions under ASC 606 do not apply to the Company’s contracts.

Step 5: Recognize revenue when the Company satisfies a performance obligation

Revenues for the Company’s single, combined performance obligation are recognized on a straight-line basis over the customer’s contract term, which is the period in which the parties to the contract have enforceable rights and obligations (Typically 3-4 years).

Business Combinations

Business Combinations

Upon acquisition of a company, we determine if the transaction is a business combination, which is accounted for using the acquisition method of accounting. Under the acquisition method, once control is obtained of a business, the assets acquired, and liabilities assumed, are recorded at fair value. We use our best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. The determination of the fair values is based on estimates and judgments made by management. Our estimates of fair value are based upon assumptions we believe to be reasonable, but which are inherently uncertain and unpredictable. Measurement period adjustments are reflected at the time identified, up through the conclusion of the measurement period, which is the time at which all information for determination of the values of assets acquired and liabilities assumed is received and is not to exceed one year from the acquisition date. We may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Company elected to apply pushdown accounting to all entities acquired.

Additionally, uncertain tax positions and tax-related valuation allowances are initially recorded in connection with a business combination as of the acquisition date. We continue to collect information and reevaluate these estimates and assumptions periodically and record any adjustments to preliminary estimates to goodwill, provided we are within the measurement period. If outside of the measurement period, any subsequent adjustments are recorded to the consolidated statement of operations.

Business Combinations

Upon acquisition of a company, we determine if the transaction is a business combination, which is accounted for using the acquisition method of accounting. Under the acquisition method, once control is obtained of a business, the assets acquired, and liabilities assumed, are recorded at fair value. We use our best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. The determination of the fair values is based on estimates and judgments made by management. Our estimates of fair value are based upon assumptions we believe to be reasonable, but which are inherently uncertain and unpredictable. Measurement period adjustments are reflected at the time identified, up through the conclusion of the measurement period, which is the time at which all information for determination of the values of assets acquired and liabilities assumed is received and is not to exceed one year from the acquisition date. We may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Company elected to apply pushdown accounting to all entities acquired.

Additionally, uncertain tax positions and tax-related valuation allowances are initially recorded in connection with a business combination as of the acquisition date. We continue to collect information and reevaluate these estimates and assumptions periodically and record any adjustments to preliminary estimates to goodwill, provided we are within the measurement period. If outside of the measurement period, any subsequent adjustments are recorded to the consolidated statement of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3 — Unobservable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their categorization within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, and accounts payable. The carrying amount of these financial instruments approximates fair value due to their short-term maturity.

The Company’s contingent consideration in connection with the acquisition of Gameface was calculated using Level 3 inputs. The fair value of contingent consideration as of October 31, 2023 and April 30, 2023 was $0 and $418,455, respectively.

The Company estimates the fair value of its intangible assets using Level 3 assumptions, primarily based on the income approach utilizing the discounted cash flow method.

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the six months ended October 31, 2023:

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the six months ended October 31, 2023:

	October 31, 2023	(Gain) for the six months
Note derivative is related to	balance	ended October 31, 2023
8/6/21 convertible notes	$7,679	$(94,245)
6/17/22 underwriter warrants	664	(5,867)
9/30/22 warrants issued with common stock	3,326,235	(2,783,324)
1/6/2023 warrants issued with note payable	315,768	(14,181,913)
10/11/2023 warrants issued with note payable	126,802	(163,812)
Total	$3,777,148	$(17,229,161)

The Black-Scholes option pricing model assumptions for the derivative liabilities during the periods ended October 31, 2023 and 2022 consisted of the following:

	Period Ended October 31, 2023	Period Ended October 31, 2022
Expected life in years	2.75-10 years	3.76 - 10 years
Stock price volatility	150%	50-150%
Risk free interest rate	4.08%-5.37%	2.90%-4.34%
Expected dividends	0%	0%

Fair Value of Financial Instruments

Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3 — Unobservable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their categorization within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, and accounts payable. The carrying amount of these financial instruments approximates fair value due to their short-term maturity.

The Company’s contingent consideration in connection with the acquisition of Gameface was calculated using Level 3 inputs. The fair value of contingent consideration as of April 30, 2023 and 2022 was $418,455 and $1,334,000, respectively.

The Company estimates the fair value of its intangible assets using Level 3 assumptions, primarily based on the income approach utilizing the discounted cash flow method.

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the year ended April 30, 2023:

	April 30, 2023	(Gain) loss for the year
Note derivative is related to	ending balance	ended April 30, 2023
4/11/21 profit guaranty	$1,456,854	$395,304
8/6/21 convertible notes	101,924	(2,611,410)
6/17/22 underwriter warrants	6,531	(57,951)
Other derivative liabilities eliminated in uplist	-	(1,604,413)
9/30/22 warrants issued with common stock	6,109,559	(6,170,728)
1/6/2023 warrants issued with note payable	2,814,738	(900,819)
Total	$10,489,606	$(10,950,017)

The Company also recognized derivative expense of $7,280,405 at inception on the warrants issued in connection with a funding on September 30, 2022 and $1,715,557 at inception on the warrants issued in connection with a funding on January 6, 2023. The Black-Scholes option pricing model assumptions for the derivative liabilities during the years ended April 30, 2023 and 2022 consisted of the following:

	Year Ended April 30, 2023	Year Ended April 30, 2022
Expected life in years	3.25-10 years	1.95-4.3 years
Stock price volatility	50 - 150%	50%
Risk free interest rate	2.90%-4.34%	2.67%-2.90%
Expected dividends	0%	0%

Refer to Note 10 and Note 11 for more information regarding the derivative instruments.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740, Accounting for Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized.

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740, Accounting for Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized.

Intangible Assets

Intangible Assets

Intangible assets relate to the “Slinger” technology trademark, which the Company purchased on November 10, 2020. The Company also acquired intangible assets as a part of the Gameface acquisition. These intangible assets include tradenames, internally developed software, and customer relationships. The acquired intangible assets are amortized based on the estimated present value of cash flows of each class of intangible assets in order to determine their economic useful life. During the six months ended October 31, 2023, the Company impaired their intangible assets down to a nominal value of $1,000 as the technology has changed and Management determined the value to be greater than the fair value of those assets. Refer to Note 5 for more information.

Intangible Assets

Intangible assets relate to the “Slinger” technology trademark, which the Company purchased on November 10, 2020. The Company also acquired intangible assets as a part of the Gameface acquisition. These intangible assets include tradenames, internally developed software, and customer relationships. The acquired intangible assets are amortized based on the estimated present value of cash flows of each class of intangible assets in order to determine their economic useful life. All intangible assets acquired with the PlaySight transaction are included in discontinued operations. Refer to Note 6 for more information.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360-10, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. Factors which could trigger impairment review include significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, a significant decrease in the market value of the assets or significant negative industry or economic trends. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. If those net undiscounted cash flows do not exceed the carrying amount, impairment, if any, is based on the excess of the carrying amount over the fair value based on the market value or discounted expected cash flows of those assets and is recorded in the period in which the determination is made. The Company impaired $100,281 in intangible assets and $14,791 in fixed assets during the six months ended October 31, 2023. Refer to Note 5 for more information.

Impairment of Long-Lived Assets

In accordance with ASC 360-10, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. Factors which could trigger impairment review include significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, a significant decrease in the market value of the assets or significant negative industry or economic trends. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. If those net undiscounted cash flows do not exceed the carrying amount, impairment, if any, is based on the excess of the carrying amount over the fair value based on the market value or discounted expected cash flows of those assets and is recorded in the period in which the determination is made. There was impairment of long-lived assets identified during the year ended April 30, 2023 and 2022 in our continuing operations. Refer to Note 6 for more information.

Goodwill

Goodwill

The Company accounts for goodwill in accordance with ASC 350, Intangibles - Goodwill and Other (“ASC 350”). ASC 350 requires that goodwill not be amortized, but reviewed for impairment if impairment indicators arise and, at a minimum, annually. The Company records goodwill as the excess purchase price over assets acquired and includes any work force acquired as goodwill. Goodwill is evaluated for impairment on an annual basis.

With the adoption of the ASU 2017-04, which eliminates the second step of the goodwill impairment test, the Company tests impairment of goodwill in one step. In this step, the Company compares the fair value of each reporting unit with goodwill to its carrying value. The Company determines the fair value of its reporting units with goodwill using a combination of a discounted cash flow and a market value approach. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, the Company will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that reporting unit, goodwill is not impaired and the Company will not record an impairment charge.

The Company impaired all goodwill as of April 30, 2023.

Goodwill

The Company accounts for goodwill in accordance with ASC 350, Intangibles - Goodwill and Other (“ASC 350”). ASC 350 requires that goodwill not be amortized, but reviewed for impairment if impairment indicators arise and, at a minimum, annually. The Company records goodwill as the excess purchase price over assets acquired and includes any work force acquired as goodwill. Goodwill is evaluated for impairment on an annual basis.

With the adoption of the ASU 2017-04, which eliminates the second step of the goodwill impairment test, the Company tests impairment of goodwill in one step. In this step, the Company compares the fair value of each reporting unit with goodwill to its carrying value. The Company determines the fair value of its reporting units with goodwill using a combination of a discounted cash flow and a market value approach. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, the Company will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that reporting unit, goodwill is not impaired and the Company will not record an impairment charge.

The Company impaired the remaining $6,781,193 of goodwill as of April 30, 2023.

Share-Based Payment

Share-Based Payment

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (ASC 718). Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, which is the vesting period.

Share-Based Payment

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (ASC 718). Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, which is the vesting period.

Warrants

Warrants

The Company grants warrants to key employees and executives as compensation on a discretionary basis. The Company also grants warrants in connection with certain note payable agreements and other key arrangements. The Company is required to estimate the fair value of share-based awards on the measurement date and recognize as expense that value of the portion of the award that is ultimately expected to vest over the requisite service period. Warrants granted in connection with ongoing arrangements are more fully described in Note 11.

The warrants granted during the periods ended October 31, 2023 and 2022 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	Period Ended October 31, 2023	Period Ended October 31, 2022
Expected life in years	5 years	5 – 10 years
Stock price volatility	150%	50% - 150%
Risk free interest rate	4.59%	2.50% - 4.27%
Expected dividends	0%	0%

Warrants

The Company grants warrants to key employees and executives as compensation on a discretionary basis. The Company also grants warrants in connection with certain note payable agreements and other key arrangements. The Company is required to estimate the fair value of share-based awards on the measurement date and recognize as expense that value of the portion of the award that is ultimately expected to vest over the requisite service period. Warrants granted in connection with ongoing arrangements are more fully described in Note 11 and Note 14.

The warrants granted during the years ended April 30, 2023 and 2022 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	Year Ended April 30, 2023	Year Ended April 30, 2022
Expected life in years	5 – 10 years	5 – 10 years
Stock price volatility	50% - 150%	50% - 148%
Risk free interest rate	2.50% - 4.68%	0.77% - 1.63%
Expected dividends	0%	0%

Foreign Currency Translation

Foreign Currency Translation

Our functional currency is the U.S. dollar. The functional currency of our foreign operations, generally, is the respective local currency for each foreign subsidiary. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date. Our consolidated statements of comprehensive loss are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized cumulative translation adjustment is recorded as a component of accumulated other comprehensive loss in shareholders’ equity. Realized and unrealized transaction gains and losses generated by transactions denominated in a currency different from the functional currency of the applicable entity are recorded in other income (loss) in the period in which they occur.

Foreign Currency Translation

Our functional currency is the U.S. dollar. The functional currency of our foreign operations, generally, is the respective local currency for each foreign subsidiary. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date. Our consolidated statements of comprehensive loss are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized cumulative translation adjustment is recorded as a component of accumulated other comprehensive loss in shareholders’ equity. Realized and unrealized transaction gains and losses generated by transactions denominated in a currency different from the functional currency of the applicable entity are recorded in other income (loss) in the period in which they occur.

Earnings Per Share

Earnings Per Share

Basic earnings per share are calculated by dividing income available to shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are computed using the weighted average number of common and dilutive common share equivalents outstanding during the period.

All common stock equivalents such as shares to be issued for the conversion of notes payable and warrants were excluded from the calculation of diluted earnings per share as the effect is antidilutive.

The Company has adjusted the diluted EPS for the six and three months ended October 31, 2023 for warrants classified as derivative liabilities in accordance with ASC 260-10-45 as follows. No calculation is necessary for the six and three months ended October 31, 2022 because to do so would be anti-dilutive.

Six months ended October 31, 2023
Diluted EPS:
Net income	$915,354
Change in fair value of derivative liability	(16,944,807)

Adjusted net loss	$(16,029,453)

Weighted Average Shares Outstanding	693,092
Adjusted loss per share	$(23.13)

Three months ended October 31, 2023
Diluted EPS:
Net income to controlling interest	$1,762,119
Change in fair value of derivative liability	(14,800,253)

Adjusted net loss	$(13,038,134)

Weighted Average Shares Outstanding	912,147
Adjusted loss per share	$(14.29)

Earnings Per Share

Basic earnings per share are calculated by dividing the income available to shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are computed using the weighted average number of common and dilutive common share equivalents outstanding during the period.

All common stock equivalents such as shares to be issued for the conversion of notes payable and warrants were excluded from the calculation of diluted earnings per share as the effect is antidilutive. As a result, the basic and diluted earnings per share are the same for each of the periods presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted

In January 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under ASU 2017-04, goodwill impairment will be tested by comparing the fair value of a reporting unit with its carrying amount, and recognizing an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The new guidance must be applied on a prospective basis and is effective for periods beginning after December 15, 2022, with early adoption permitted. The Company adopted ASU 2017-04 effective May 1, 2021. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”), 2019-12, Simplifying the Accounting for Income Taxes, which amends ASC 740, Income Taxes (ASC 740). This update is intended to simplify accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and amending existing guidance to improve consistent application of ASC 740. This update is effective for fiscal years beginning after December 15, 2021. The guidance in this update has various elements, some of which are applied on a prospective basis and others on a retrospective basis with earlier application permitted. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective for public companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact that the adoption of ASU 2020-06 will have on the Company’s consolidated financial statement presentation or disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). The guidance replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credits, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with Topic 842 on leases. ASC 326 requires enhanced disclosures related to the significant estimates and judgments used in estimating credit losses as well as the credit quality and underwriting standards of a company’s portfolio. In addition, ASC 326 made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities the Company does not intend to sell or believes that it is more likely than not they will be required to sell. The ASU can be adopted no later than January 1, 2020 for SEC filers and January 1, 2023 for private companies and smaller reporting companies. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations - Accounting for Contract Assets and Contract Liabilities (Topic 805)”. The amendments in this Update address diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination. The amendments in this Update require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

The FASB has issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2021-04 provides guidance that an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument. The standard also provides guidance on how an entity should measure and recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified. The amendments in this ASU are effective for the Company for fiscal years beginning after December 15, 2021. Early adoption is permitted for all entities, including adoption in an interim period. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

Other recently issued accounting pronouncements did not, or are not believed by management to, have a material effect on the Company’s present or future consolidated financial statements.

Recent Accounting Pronouncements

Recently Adopted

In January 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under ASU 2017-04, goodwill impairment will be tested by comparing the fair value of a reporting unit with its carrying amount, and recognizing an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The new guidance must be applied on a prospective basis and is effective for periods beginning after December 15, 2022, with early adoption permitted. The Company adopted ASU 2017-04 effective May 1, 2021. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”), 2019-12, Simplifying the Accounting for Income Taxes, which amends ASC 740, Income Taxes (ASC 740). This update is intended to simplify accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and amending existing guidance to improve consistent application of ASC 740. This update is effective for fiscal years beginning after December 15, 2021. The guidance in this update has various elements, some of which are applied on a prospective basis and others on a retrospective basis with earlier application permitted. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective for public companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact that the adoption of ASU 2020-06 will have on the Company’s consolidated financial statement presentation or disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). The guidance replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credits, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with Topic 842 on leases. ASC 326 requires enhanced disclosures related to the significant estimates and judgments used in estimating credit losses as well as the credit quality and underwriting standards of a company’s portfolio. In addition, ASC 326 made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities the Company does not intend to sell or believes that it is more likely than not they will be required to sell. The ASU can be adopted no later than January 1, 2020 for SEC filers and January 1, 2023 for private companies and smaller reporting companies. The Company has not yet adopted this ASU as it qualifies as a smaller reporting company. The Company does not expect this ASU will have a material impact on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations - Accounting for Contract Assets and Contract Liabilities (Topic 805)”. The amendments in this Update address diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination. The amendments in this Update require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company does not expect the adoption of this ASU to have a material impact on the Company’s financial statements.

The FASB has issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2021-04 provides guidance that an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument. The standard also provides guidance on how an entity should measure and recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified. The amendments in this ASU are effective for the Company for fiscal years beginning after December 15, 2021. Early adoption is permitted for all entities, including adoption in an interim period. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements.

Other recently issued accounting pronouncements did not, or are not believed by management to, have a material effect on the Company’s present or future consolidated financial statements.